Condensed Statements of Stockholders' Deficit (Parenthetical) - Founders - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Sale of common stock price per share	$ 0.0024882
Private Placement
Sale of common stock price per share	$ 10	$ 10